ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2023 Fair Value
	Investments in Securities – 105.96%
	Common Stocks – 101.34%
	Brazil – 0.46%
	Finance - Investment Banker / Broker – 0.46%
1,288,020	XP Inc, Class A (a)	$33,578,681

	Total Brazil (cost $32,737,363)	$33,578,681

	China – 7.32%
	Auto - Cars / Light Trucks – 0.95%
2,511,000	BYD Co Ltd, Class H	68,944,734

	B2B / E-Commerce – 1.05%
10,865,048	Full Truck Alliance Co Ltd ADR *	76,163,986

	E-Commerce / Products – 1.10%
440,320	Alibaba Group Holding Ltd ADR	34,129,203
1,576,431	JD.com Inc ADR (a)	45,543,092

		79,672,295

	Enterprise Software / Services – 0.09%
17,394,903	Ming Yuan Cloud Group Holdings Ltd	6,415,701

	Entertainment Software – 0.53%
413,677	NetEase Inc ADR	38,538,149

	Real Estate Management / Services – 1.24%
5,563,890	KE Holdings Inc ADR	90,190,657

	Schools – 0.62%
614,513	New Oriental Education & Technology Group Inc ADR *	45,031,513

	Web Portals / ISP – 1.74%
1,065,010	Baidu Inc ADR *	126,832,041

	Total China (cost $543,969,680)	$531,789,076

	France – 8.61%
	Aerospace / Defense - Equipment – 8.45%
1,835,467	Airbus SE	283,410,746
1,880,204	Safran SA	331,193,213

		614,603,959

	Textile - Apparel – 0.16%
14,562	LVMH Moet Hennessy Louis Vuitton SE	11,800,626

	Total France (cost $439,877,078)	$626,404,585

	Germany – 1.76%
	Aerospace / Defense – 1.08%
365,494	MTU Aero Engines AG	78,830,810

	Athletic Footwear – 0.68%
243,549	adidas AG	49,545,744

	Total Germany (cost $124,965,608)	$128,376,554

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	Hong Kong – 1.01%
	Casino Hotels – 1.01%
13,151,000	Galaxy Entertainment Group Ltd	$73,682,854

	Total Hong Kong (cost $78,354,240)	$73,682,854

	Japan – 4.10%
	Audio / Video Products – 3.26%
2,493,300	Sony Group Corp	237,162,385

	Web Portals / ISP – 0.84%
17,302,045	LY Corp	61,326,655

	Total Japan (cost $187,316,596)	$298,489,040

	Netherlands – 2.31%
	Semiconductor Equipment – 2.31%
221,937	ASML Holding NV (a)	167,988,554

	Total Netherlands (cost $113,869,835)	$167,988,554

	Taiwan – 3.97%
	Semiconductor Components - Integrated Circuits – 3.97%
2,774,975	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	288,597,400

	Total Taiwan (cost $189,552,010)	$288,597,400

	United States – 69.08%
	Aerospace / Defense – 1.29%
92,481	TransDigm Group Inc (a)	93,553,780

	Applications Software – 4.43%
510,732	Elastic NV *	57,559,496
590,919	Microsoft Corp (a)	222,209,181
894,303	Smartsheet Inc, Class A *	42,765,569

		322,534,246

	Building Products - Cement / Aggregate – 2.32%
189,936	Martin Marietta Materials Inc	94,760,970
325,785	Vulcan Materials Co (a)	73,956,453

		168,717,423

	Coatings / Paint – 0.64%
149,809	Sherwin-Williams Co (a)	46,725,427

	Commercial Services - Finance – 1.56%
746,334	Block Inc * (a)	57,728,935
2,757,644	Marqeta Inc, Class A *	19,248,355
82,861	S&P Global Inc (a)	36,501,928

		113,479,218

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Commercial Services – 0.25%
29,845	Cintas Corp (a)	$17,986,388

	Communications Software – 2.07%
883,040	RingCentral Inc, Class A *	29,979,208
1,681,015	Zoom Video Communications Inc, Class A *	120,881,789

		150,860,997

	Computer Aided Design – 4.95%
744,002	Cadence Design Systems Inc * (a)	202,643,825
305,348	Synopsys Inc * (a)	157,226,739

		359,870,564

	Computer Software – 0.67%
158,243	Datadog Inc, Class A *	19,207,535
545,426	Dynatrace Inc *	29,829,348

		49,036,883

	Computers – 2.48%
2,363,637	Dell Technologies Inc, Class C (a)	180,818,231

	E-Commerce / Products – 6.39%
3,057,351	Amazon.com Inc * (a)	464,533,911

	E-Commerce / Services – 3.44%
879,842	Expedia Group Inc *	133,551,217
1,899,590	Uber Technologies Inc *	116,957,756

		250,508,973

	Electronic Components - Semiconductors – 2.99%
1,095,896	Analog Devices Inc	217,601,110

	Energy - Alternate Sources – 0.19%
3,514,154	Stem Inc * (a)	13,634,918

	Enterprise Software / Services – 1.49%
1,034,084	SS&C Technologies Holdings Inc	63,192,873
1,817,102	UiPath Inc, Class A *	45,136,814

		108,329,687

	Finance - Credit Card – 4.71%
372,670	Mastercard Inc, Class A (a)	158,947,482
704,669	Visa Inc, Class A (a)	183,460,574

		342,408,056

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Finance - Other Services – 1.52%
861,654	Intercontinental Exchange Inc	$110,662,223

	Human Resources – 0.21%
94,603	Paylocity Holding Corp *	15,595,305

	Internet Content - Entertainment – 9.92%
2,039,532	Meta Platforms Inc, Class A * (a)	721,912,747

	Medical - Biomedical / Genetics – 2.57%
1,784,268	Akero Therapeutics Inc * (a)	41,662,658
817,538	BioCryst Pharmaceuticals Inc *	4,897,053
315,087	Blueprint Medicines Corp * (a)	29,063,625
176,157	Cabaletta Bio Inc *	3,998,764
1,516,149	Caribou Biosciences Inc *	8,687,534
735,912	Keros Therapeutics Inc * (a)	29,259,861
175,467	Sarepta Therapeutics Inc * (a)	16,920,283
1,092,706	Ultragenyx Pharmaceutical Inc * (a)	52,253,201

		186,742,979

	Medical - Drugs – 0.36%
1,761,863	ORIC Pharmaceuticals Inc *	16,209,140
1,147,095	PMV Pharmaceuticals Inc *	3,555,995
136,504	Rhythm Pharmaceuticals Inc *	6,275,089

		26,040,224

	Metal Processors & Fabrication – 0.27%
538,450	Xometry Inc, Class A *	19,335,740

	REITS - Diversified – 2.89%
209,129	American Tower Corp (a)	45,146,769
204,522	Equinix Inc	164,719,974

		209,866,743

	Retail - Apparel / Shoes – 1.50%
787,826	Ross Stores Inc	109,027,240

	Retail - Building Products – 0.67%
219,698	Lowe’s Cos Inc	48,893,790

	Retail - Major Department Store – 2.94%
2,279,338	TJX Companies Inc (a)	213,824,698

	Retail - Restaurants – 1.40%
28,109	Chipotle Mexican Grill Inc * (a)	64,284,159
285,388	Yum! Brands Inc (a)	37,288,796

		101,572,955

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Semiconductor Equipment – 4.96%
335,806	KLA Corp (a)	$195,204,028
137,495	Lam Research Corp (a)	107,694,334
534,445	Teradyne Inc	57,997,971

		360,896,333

	Total United States (cost $2,614,423,827)	$5,024,970,789

	Uruguay – 2.72%
	Commercial Services - Finance – 0.44%
1,812,344	Dlocal Ltd *	32,060,365

	E-Commerce / Services – 2.28%
105,605	MercadoLibre Inc * (a)	165,962,477

	Total Uruguay (cost $81,448,841)	$198,022,842

	Total Common Stock (cost $4,406,515,078)	$7,371,900,375

	Short-Term Securities – 4.62%
	United States – 4.62%
335,931,679	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 5.23% (a) (b)	335,931,679

	Total United States (cost $335,931,679)	$335,931,679

	Total Short-Term Securities (cost $335,931,679)	$335,931,679

	Total Investments in Securities (cost $4,742,446,757) - 105.96%	$7,707,832,054

	Other Liabilities in Excess of Assets - (5.96%)	(433,886,230)

	Net Assets - 100.00%	$7,273,945,824

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2023. $335,931,679 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2023 Percentage of Net Assets (%)
Aerospace / Defense	2.37
Aerospace / Defense - Equipment	8.45
Applications Software	4.43
Athletic Footwear	0.68
Audio / Video Products	3.26
Auto - Cars / Light Trucks	0.95
B2B / E-Commerce	1.05
Building Products - Cement / Aggregate	2.32
Casino Hotels	1.01
Coatings / Paint	0.64
Commercial Services - Finance	2.00
Commercial Services	0.25
Communications Software	2.07
Computer Aided Design	4.95
Computer Software	0.67
Computers	2.48
E-Commerce / Products	7.49
E-Commerce / Services	5.72
Electronic Components - Semiconductors	2.99
Energy - Alternate Sources	0.19
Enterprise Software / Services	1.58

Investments in Securities - By Industry	December 31, 2023 Percentage of Net Assets (%)
Entertainment Software	0.53
Finance - Credit Card	4.71
Finance - Investment Banker / Broker	0.46
Finance - Other Services	1.52
Human Resources	0.21
Internet Content - Entertainment	9.92
Medical - Biomedical / Genetics	2.57
Medical - Drugs	0.36
Metal Processors & Fabrication	0.27
Real Estate Management / Services	1.24
REITS - Diversified	2.89
Retail - Apparel / Shoes	1.50
Retail - Building Products	0.67
Retail - Major Department Store	2.94
Retail - Restaurants	1.40
Schools	0.62
Semiconductor Components - Integrated Circuits	3.97
Semiconductor Equipment	7.27
Short-Term Securities	4.62
Textile - Apparel	0.16
Web Portals / ISP	2.58

Total Investments in Securities	105.96%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2023 Fair Value
		Purchased Options – 9.79%
		Equity Options – 9.65%
		Equity Call Options – 6.03%
		Taiwan – 0.10%
		Semiconductor Components - Integrated Circuits – 0.10%
$ 68,913,000	7,254	Taiwan Semiconductor Manufacturing Co Ltd ADR, 2/16/2024, $95.00	$7,689,240

		Total Taiwan (cost $7,391,966)	$7,689,240

		United States – 5.93%
		Applications Software – 0.67%
538,965,000	15,399	Microsoft Corp, 2/16/2024, $350.00	48,737,835

		Auto - Cars / Light Trucks – 0.93%
502,032,000	20,918	Tesla Inc, 4/19/2024, $240.00	67,983,500

		Casino Hotels – 0.60%
78,824,000	19,706	Las Vegas Sands Corp, 3/15/2024, $40.00	17,439,810
84,315,000	12,045	Wynn Resorts Ltd, 3/15/2024, $70.00	26,378,550

			43,818,360

		E-Commerce / Products – 1.24%
974,472,500	67,205	Amazon.com Inc, 3/15/2024, $145.00	90,054,700

		E-Commerce / Services – 0.95%
113,620,000	437	Booking Holdings Inc, 3/15/2024, $2,600.00	42,563,800
175,464,000	19,496	DoorDash Inc, Class A, 3/15/2024, $90.00	26,222,120

			68,785,920

		Electronic Components - Semiconductors – 0.81%
562,764,000	12,234	NVIDIA Corp, 2/16/2024, $460.00	59,334,900

		Hotels & Motels – 0.33%
136,587,500	7,805	Hilton Worldwide Holdings Inc, 4/19/2024, $175.00	11,005,050
87,620,000	4,381	Marriott International Inc, Class A, 3/15/2024, $200.00	12,836,330

			23,841,380

		Internet Content - Entertainment – 0.40%
302,337,500	9,025	Meta Platforms Inc, Class A, 2/16/2024, $335.00	28,744,625

		Total United States (cost $457,492,050)	$431,255,929

		Total Equity Call Options (cost $464,884,016)	$438,945,169

		Equity Put Options – 3.62%
		United States – 3.62%
		Communications Software – 0.32%
190,056,000	23,757	Zoom Video Communications Inc, Class A, 3/15/2024, $80.00	22,925,505

		Growth & Income - Large Cap – 0.45%
2,286,468,000	56,456	SPDR S&P 500 ETF Trust, 9/20/2024, $405.00	32,800,936

		Sector Fund - Technology – 2.76%
1,069,907,064	30,588	Invesco QQQ Trust Series 1, 9/20/2024, $349.78	23,399,820
5,198,162,794	136,873	Invesco QQQ Trust Series 1, 9/20/2024, $379.78	177,661,154

			201,060,974

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			December 31, 2023 Fair Value
		Equity Put Options (continued)
		United States (continued)
		Web Portals / ISP – 0.09%
$ 309,348,000	23,796	Alphabet Inc, Class A, 3/15/2024, $130.00		$6,424,920

		Total United States (cost $301,972,530)		$263,257,626

		Total Equity Put Options (cost $301,972,530)		$263,257,626

		Total Equity Options (cost $766,856,546)		$702,202,795

		Currency Put Options – 0.14%
		United States – 0.14%
		Currency – 0.14%	Counterparty
374,777,680	374,777,680	USD / BRL, 6/21/2024, $5.10	Merrill Lynch Professional Clearing Corp	9,313,765
561,693,406	561,693,406	USD / CNH, 6/21/2024, $7.60	Merrill Lynch Professional Clearing Corp	630,852

		Total United States (cost $13,587,020)		$9,944,617

		Total Currency Put Options (cost $13,587,020)		$9,944,617

		Total Purchased Options (cost $780,443,566)		$712,147,412

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	December 31, 2023 Percentage of Net Assets (%)
Applications Software	0.67
Auto - Cars / Light Trucks	0.93
Casino Hotels	0.60
Communications Software	0.32
Currency	0.14
E-Commerce / Products	1.24
E-Commerce / Services	0.95

Purchased Options - By Industry	December 31, 2023 Percentage of Net Assets (%)
Electronic Components - Semiconductors	0.81
Growth & Income - Large Cap	0.45
Hotels & Motels	0.33
Internet Content - Entertainment	0.40
Sector Fund - Technology	2.76
Semiconductor Components - Integrated Circuits	0.10
Web Portals / ISP	0.09

Total Purchased Options	9.79%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2023 Fair Value
	Securities Sold, Not Yet Purchased – 46.32%
	Common Stocks – 46.32%
	Canada – 0.41%
	Medical - Drugs – 0.00%
20,386	Canopy Growth Corp	$104,246

	Private Equity – 0.41%
738,966	Brookfield Corp	29,647,316

	Total Canada (proceeds $34,178,660)	$29,751,562

	China – 1.65%
	Auto - Cars / Light Trucks – 1.11%
408,171	Li Auto Inc ADR	15,277,841
4,208,011	NIO Inc ADR	38,166,660
1,859,422	XPeng Inc ADR	27,128,967

		80,573,468

	Internet Content - Information / Networks – 0.50%
965,300	Tencent Holdings Ltd	36,295,097

	Metal Processors & Fabrication – 0.01%
2,507,041	China Zhongwang Holdings Ltd	539,387

	Retail - Drug Store – 0.03%
1,088,000	Ping An Healthcare and Technology Co Ltd	2,474,580

	Total China (proceeds $136,861,607)	$119,882,532

	France – 0.45%
	REITS - Regional Malls – 0.11%
298,887	Klepierre SA	8,148,485

	REITS - Shopping Centers – 0.34%
334,133	Unibail-Rodamco-Westfield	24,700,173

	Total France (proceeds $21,602,849)	$32,848,658

	Germany – 1.28%
	Enterprise Software / Services – 1.28%
605,651	SAP SE	93,316,636

	Total Germany (proceeds $77,638,565)	$93,316,636

	Hong Kong – 0.44%
	Electric - Integrated – 0.17%
2,054,300	Power Assets Holdings Ltd	11,904,525

	Wireless Equipment – 0.27%
9,926,800	Xiaomi Corp, Class B	19,831,861

	Total Hong Kong (proceeds $42,437,580)	$31,736,386

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	Israel – 0.50%
	Auto / Truck Parts & Equipment - Original – 0.50%
837,710	Mobileye Global Inc, Class A	$36,289,597

	Total Israel (proceeds $26,456,195)	$36,289,597

	Japan – 0.41%
	Auto - Cars / Light Trucks – 0.41%
1,603,200	Toyota Motor Corp	29,458,715

	Total Japan (proceeds $22,045,697)	$29,458,715

	Switzerland – 0.34%
	Medical - Drugs – 0.34%
247,120	Novartis AG ADR	24,951,706

	Total Switzerland (proceeds $19,923,938)	$24,951,706

	Taiwan – 0.56%
	Semiconductor Components - Integrated Circuits – 0.56%
4,812,167	United Microelectronics Corp ADR	40,710,933

	Total Taiwan (proceeds $43,980,705)	$40,710,933

	United States – 40.28%
	Advertising Agencies – 0.51%
433,103	Omnicom Group Inc	37,467,741

	Advertising Services – 0.37%
815,121	Interpublic Group of Cos Inc	26,605,549

	Apparel Manufacturers – 0.08%
1,331,335	Hanesbrands Inc	5,937,754

	Applications Software – 0.22%
831,847	Asana Inc, Class A	15,813,411

	Auto - Cars / Light Trucks – 5.89%
4,061,522	Ford Motor Co	49,509,953
1,526,039	Tesla Inc	379,190,171

		428,700,124

	Broadcasting Services / Programming – 0.23%
1,459,217	Warner Bros Discovery Inc	16,605,889

	Cable / Satellite TV – 1.26%
236,735	Charter Communications Inc, Class A	92,014,160

	Cellular Telecommunications – 1.93%
874,933	T-Mobile US Inc	140,278,008

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Commercial Banks Non-US – 0.37%
374,432	East West Bancorp Inc	$26,940,382

	Commercial Banks - Eastern US – 0.26%
1,713,378	Valley National Bancorp	18,607,285

	Commercial Banks - Western US – 0.38%
326,419	Cathay General Bancorp	14,548,495
664,281	CVB Financial Corp	13,411,833

		27,960,328

	Commercial Services – 0.42%
347,420	CoStar Group Inc	30,361,034

	Commercial Services - Finance – 0.52%
787,366	H&R Block Inc	38,084,893

	Computer Data Security – 1.27%
684,390	Fortinet Inc	40,057,347
169,706	Qualys Inc	33,309,894
69,889	Rapid7 Inc	3,990,662
321,919	Tenable Holdings Inc	14,827,589

		92,185,492

	Computer Services – 0.87%
391,081	Cognizant Technology Solutions Corp	29,538,348
114,390	EPAM Systems Inc	34,012,723

		63,551,071

	Computer Software – 0.79%
13,215	Bandwidth Inc, Class A	191,221
244,659	Box Inc, Class A	6,265,717
1,444,746	C3.ai Inc, Class A	41,478,658
222,299	Teradata Corp	9,672,229

		57,607,825

	Consulting Services – 0.80%
243,373	Verisk Analytics Inc	58,132,075

	Consumer Products - Miscellaneous – 0.27%
161,421	Kimberly-Clark Corp	19,614,266

	E-Commerce / Products – 0.63%
744,878	Wayfair Inc, Class A	45,958,973

	Electric - Distribution – 0.17%
137,794	Consolidated Edison Inc	12,535,120

	Electric - Integrated – 0.33%
343,946	Southern Co	24,117,494

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components - Semiconductors – 5.39%
430,003	GLOBALFOUNDRIES Inc	$26,058,182
599,416	Microchip Technology Inc	54,055,335
164,579	NVIDIA Corp	81,502,812
1,071,309	ON Semiconductor Corp	89,486,441
825,197	Texas Instruments Inc	140,663,081

		391,765,851

	Enterprise Software / Services – 0.21%
894,698	Palantir Technologies Inc, Class A	15,361,965

	Finance - Credit Card – 0.14%
824,354	Western Union Co	9,826,300

	Food - Miscellaneous / Diversified – 2.27%
1,069,848	Campbell Soup Co	46,249,529
86,823	Conagra Brands Inc	2,488,347
1,074,046	General Mills Inc	69,963,356
374,060	Kellanova	20,913,695
680,781	Kraft Heinz Co	25,175,281

		164,790,208

	Hotels & Motels – 0.52%
335,478	Choice Hotels International Inc	38,009,657

	Internet Content - Entertainment – 0.28%
1,205,214	Snap Inc, Class A	20,404,273

	Investment Management / Advisory Services – 1.35%
912,963	T Rowe Price Group Inc	98,316,985

	Medical - Biomedical / Genetics – 0.62%
156,954	Amgen Inc	45,205,891

	Medical - Drugs – 1.12%
513,427	Bristol-Myers Squibb Co	26,343,939
349,380	Johnson & Johnson	54,761,821

		81,105,760

	Private Equity – 1.01%
559,513	Blackstone Inc	73,251,442

	Real Estate Management / Services – 0.83%
487,282	Anywhere Real Estate Inc	3,951,857
432,954	CBRE Group Inc, Class A	40,303,688
1,522,958	Cushman & Wakefield PLC	16,447,946

		60,703,491

	REITS - Health Care – 0.30%
434,228	Ventas Inc	21,641,924

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Office Property – 2.34%
762,666	Boston Properties Inc	$53,516,273
413,772	Brandywine Realty Trust	2,234,369
1,622,128	Douglas Emmett Inc	23,520,856
344,134	Hudson Pacific Properties Inc	3,203,888
557,717	Kilroy Realty Corp	22,219,445
819,082	SL Green Realty Corp	36,997,934
1,001,947	Vornado Realty Trust	28,305,003

		169,997,768

	REITS - Shopping Centers – 0.08%
284,439	Kimco Realty Corp	6,061,395

	REITS - Storage – 2.11%
562,177	CubeSmart	26,056,904
418,045	Public Storage	127,503,725

		153,560,629

	REITS - Warehouse / Industrial – 0.28%
155,463	Prologis Inc	20,723,218

	Retail - Major Department Store – 0.41%
1,616,283	Nordstrom Inc	29,820,421

	Retail - Miscellaneous / Diversified – 0.15%
800,932	Sally Beauty Holdings Inc	10,636,377

	Retail - Regional Department Store – 0.87%
1,204,064	Kohl’s Corp	34,532,556
1,430,680	Macy’s Inc	28,785,282

		63,317,838

	Retail - Restaurants – 0.11%
221,053	Cheesecake Factory Inc	7,739,066

	Telephone - Integrated – 1.24%
1,833,665	AT&T Inc	30,768,899
1,583,474	Verizon Communications Inc	59,696,970

		90,465,869

	Transport - Services – 1.08%
906,639	C.H. Robinson Worldwide Inc	78,324,541

	Total United States (proceeds $2,831,543,243)	$2,930,109,743

	Total Common Stocks (proceeds $3,256,669,039)	$3,369,056,468

	Total Securities Sold, Not Yet Purchased (proceeds $3,256,669,039)	$3,369,056,468

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

December 31, 2023 Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Advertising Agencies	0.51
Advertising Services	0.37
Apparel Manufacturers	0.08
Applications Software	0.22
Auto - Cars / Light Trucks	7.41
Auto / Truck Parts & Equipment - Original	0.50
Broadcasting Services / Programming	0.23
Cable / Satellite TV	1.26
Cellular Telecommunications	1.93
Commercial Banks Non-US	0.37
Commercial Banks - Eastern US	0.26
Commercial Banks - Western US	0.38
Commercial Services	0.42
Commercial Services - Finance	0.52
Computer Data Security	1.27
Computer Services	0.87
Computer Software	0.79
Consulting Services	0.80
Consumer Products - Miscellaneous	0.27
E-Commerce / Products	0.63
Electric - Distribution	0.17
Electric - Integrated	0.50
Electronic Components - Semiconductors	5.39
Enterprise Software / Services	1.49
Finance - Credit Card	0.14

December 31, 2023 Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Food - Miscellaneous / Diversified	2.27
Hotels & Motels	0.52
Internet Content - Entertainment	0.28
Internet Content - Information / Networks	0.50
Investment Management / Advisory Services	1.35
Medical - Biomedical / Genetics	0.62
Medical - Drugs	1.46
Metal Processors & Fabrication	0.01
Private Equity	1.42
Real Estate Management / Services	0.83
REITS - Health Care	0.30
REITS - Office Property	2.34
REITS - Regional Malls	0.11
REITS - Shopping Centers	0.42
REITS - Storage	2.11
REITS - Warehouse / Industrial	0.28
Retail - Drug Store	0.03
Retail - Major Department Store	0.41
Retail - Miscellaneous / Diversified	0.15
Retail - Regional Department Store	0.87
Retail - Restaurants	0.11
Semiconductor Components - Integrated Circuits	0.56
Telephone - Integrated	1.24
Transport - Services	1.08
Wireless Equipment	0.27

Total Securities Sold, Not Yet Purchased	46.32%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		December 31, 2023 Unrealized Appreciation / Depreciation***

	Swap Contracts – 3.49%
	Total Return Swap Contracts - Appreciation – 5.39%
	Brazil – 0.23%
	Commercial Services - Finance – 0.06%
$(6,886,813)	1/30/2026	Cielo SA	$4,153,232

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%**.

	Finance - Other Services – 0.17%
65,511,223	1/30/2026	B3 SA - Brasil Bolsa Balcao	12,530,570

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$16,683,802

	Japan – 0.17%
	Audio / Video Products – 0.13%
(34,392,870)	3/4/2024	Sharp Corp.	9,436,628

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.04%
(2,280,075)	3/4/2024	Konica Minolta Inc	1,053,334

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(25,896,972)	3/4/2024	Ricoh Co Ltd.	2,048,665

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			3,101,999

	Total Japan		$12,538,627

	Spain – 0.21%
	Building - Heavy Construction – 0.21%
25,141,362	2/26/2024	Cellnex Telecom SA	14,995,700

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$14,995,700

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Sweden – 0.02%
	Auto - Cars / Light Trucks – 0.02%
$(6,876,900)	12/11/2026	Volvo Car AB, Class B	$1,353,789

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Sweden		$1,353,789

	United Kingdom – 0.10%
	Cosmetics & Toiletries – 0.06%
(48,704,495)	2/26/2024	Unilever PLC	4,082,368

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail – 0.04%
(9,324,340)	12/11/2026	Marks & Spencer Group PLC	3,370,212

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.00%
(11,019,566)	12/11/2026	Next PLC	20,318

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$7,472,898

	United States – 4.66%
	Private Equity – 0.77%
116,356,327	3/4/2024	Carlyle Group Inc	55,870,194

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP – 3.89%
244,988,984	3/4/2024	Alphabet Inc, Class A	283,162,443

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$339,032,637

	Total Return Swap Contracts - Appreciation ****		$392,077,453

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation – 1.90%
	Australia – 0.06%
	Commercial Banks Non-US – 0.06%
$(27,541,389)	12/23/2024	Commonwealth Bank of Australia	$3,974,964

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$3,974,964

	China – 0.62%
	Applications Software – 0.62%
60,271,284	7/11/2024	Glodon Co Ltd, Class A	45,360,092

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.85%**.

	Total China		$45,360,092

	Japan – 0.92%
	Office Automation & Equipment – 0.03%
(58,005,193)	3/4/2024	Canon Inc	2,203,503

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.89%
(128,220,521)	3/4/2024	Advantest Corp	16,522,741

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(129,618,848)	3/4/2024	Tokyo Electron Ltd	48,343,087

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			64,865,828

	Total Japan		$67,069,331

	Taiwan – 0.24%
	Electronic Components - Miscellaneous – 0.01%
(7,550,957)	3/4/2024	AUO Corp	541,105

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Taiwan (continued)
	Power Conversion / Supply Equipment – 0.12%
$ 49,452,395	3/4/2024	Delta Electronics Inc	$8,718,827

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits – 0.11%
(27,811,544)	3/4/2024	Novatek Microelectronics Corp	7,709,171

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.13%**.

(2,963,388)	3/4/2024	United Microelectronics Corp	230,858

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.63%**.

			7,940,029

	Total Taiwan		$17,199,961

	United Kingdom – 0.06%
	Building - Maintenance & Service – 0.06%
13,704,691	12/11/2026	Rentokil Initial PLC	4,313,200

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rentokil Initial PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total United Kingdom		$4,313,200

	Total Return Swap Contracts - Depreciation *****		$137,917,548

	Total Swap Contracts, net		$254,159,905

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of December 31, 2023.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2023 Percentage of Net Assets (%)
Applications Software	(0.62)
Audio / Video Products	0.13
Auto - Cars / Light Trucks	0.02
Building - Heavy Construction	0.21
Building - Maintenance & Service	(0.06)
Commercial Banks Non-US	(0.06)
Commercial Services - Finance	0.06
Cosmetics & Toiletries	0.06
Electronic Components - Miscellaneous	(0.01)

Swap Contracts - By Industry	December 31, 2023 Percentage of Net Assets (%)
Finance - Other Services	0.17
Food - Retail	0.04
Office Automation & Equipment	0.01
Power Conversion / Supply Equipment	(0.12)
Private Equity	0.77
Retail - Apparel / Shoes	0.00
Semiconductor Components - Integrated Circuits	(0.11)
Semiconductor Equipment	(0.89)
Web Portals / ISP	3.89

Total Swap Contracts	3.49%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2023 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2023.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2023.

	Level 1	Level 2	Level 3	Balance December 31, 2023
Assets
Investment Securities
Common Stocks	$7,371,900,375	$-	$-	$7,371,900,375
Short-Term Securities	335,931,679	-	-	335,931,679
Purchased Options	702,202,795	9,944,617	-	712,147,412
Net Unrealized Appreciation on Total Return Swap Contracts	-	254,159,905	-	254,159,905

Total Assets	$8,410,034,849	$264,104,522	$-	$8,674,139,371

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$3,369,056,468	$-	$-	$3,369,056,468

Total Liabilities	$3,369,056,468	$-	$-	$3,369,056,468

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2023 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2023, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2023 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2023, the net amount of the fair value of the above-mentioned investments was $254,159,905.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2023, the fair value of the above-mentioned investments was $702,202,795.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2023 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2023, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2023, the fair value of the currency options was $9,944,617.

4.	Federal Income Tax Information

During the year ended September 30, 2023, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2023, the Fund had $681,459,427 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2022 and certain ordinary losses realized after December 31, 2022 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2023, the Fund incurred and elected to defer qualified late-year ordinary loss of $178,533,421 and post-October capital losses of $430,360,853.

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(1,290,353,701)
Net unrealized appreciation/depreciation:	1,612,263,169

Total	$321,909,468

As of December 31, 2023, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$2,965,385,297
Excess of tax cost over value gross depreciation	(640,887,307)

Net unrealized appreciation	$2,324,497,990

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2023 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”